Change in Property, Plant and Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	$ 2,338,088
Ending Balance	2,356,173	$ 2,338,088
Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,918,765	6,906,771
Additions	216,647	224,960
Transferred to assets held for sale	(5,501)
Disposals	(179,328)	(140,981)
Reclassifications	0
Acquisitions		140,965
Foreign exchange	393,949	(134,583)
Asset decommissioning		(78,367)
Ending Balance	7,344,532	6,918,765
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(4,580,677)	(4,603,433)
Depreciation expense	296,119	282,775
Disposals	164,956	135,425
Foreign exchange	276,519	101,331
Asset decommissioning		(68,775)
Ending Balance	(4,988,359)	(4,580,677)
Rig Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	2,094,510
Ending Balance	2,118,055	2,094,510
Rig Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,324,210	6,334,462
Additions	59,650	24,158
Disposals	(153,166)	(127,979)
Reclassifications	137,658	172,300
Acquisitions		118,965
Foreign exchange	380,811	(119,329)
Asset decommissioning		(78,367)
Ending Balance	6,749,163	6,324,210
Rig Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(4,229,700)	(4,251,016)
Depreciation expense	276,815	268,532
Disposals	141,694	122,823
Foreign exchange	(266,287)	98,250
Asset decommissioning		68,775
Ending Balance	(4,631,108)	(4,229,700)
Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	16,066
Ending Balance	16,066	16,066
Rental Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	96,481	96,454
Additions		102
Foreign exchange	279	(75)
Ending Balance	96,760	96,481
Rental Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(80,415)	(80,477)
Depreciation expense	0	12
Foreign exchange	(279)	74
Ending Balance	(80,694)	(80,415)
Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	9,236
Ending Balance	5,999	9,236
Other Equipment [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	170,429	175,409
Additions	14,516	151
Disposals	(17,327)	(9,681)
Reclassifications	0	6,038
Acquisitions		1,500
Foreign exchange	3,091	(2,988)
Ending Balance	170,709	170,429
Other Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(161,193)	(163,944)
Depreciation expense	14,267	9,070
Disposals	17,091	9,681
Foreign exchange	(6,341)	2,140
Ending Balance	(164,710)	(161,193)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	2,333
Ending Balance	1,787	2,333
Vehicles [member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	32,696	36,002
Additions	95
Disposals	(3,646)	(3,058)
Acquisitions		500
Foreign exchange	1,718	(748)
Ending Balance	30,863	32,696
Vehicles [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(30,363)	(32,622)
Depreciation expense	720	924
Disposals	3,504	2,788
Foreign exchange	(1,497)	395
Ending Balance	(29,076)	(30,363)
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	45,827
Ending Balance	43,870	45,827
Buildings [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	124,833	114,323
Additions	985	612
Disposals	(3,089)	(214)
Reclassifications	0	2,038
Acquisitions		8,960
Foreign exchange	3,912	(886)
Ending Balance	126,641	124,833
Buildings [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(79,006)	(75,374)
Depreciation expense	4,317	4,237
Disposals	2,667	133
Foreign exchange	(2,115)	472
Ending Balance	(82,771)	(79,006)
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	126,872
Ending Balance	133,543	126,872
Assets Under Construction [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	126,872	117,535
Additions	141,401	199,937
Disposals		(39)
Reclassifications	(137,658)	(180,376)
Foreign exchange	2,928	(10,185)
Ending Balance	133,543	126,872
Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	43,244
Ending Balance	36,853	43,244
Land [Member] | Gross [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	43,244	32,586
Transferred to assets held for sale	(5,501)
Disposals	(2,100)	(10)
Acquisitions		11,040
Foreign exchange	1,210	(372)
Ending Balance	$ 36,853	$ 43,244